Business segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Reporting Segment [Line Items]
profit for the year	$ 63,593	$ 86,053	$ 11,138
Impairment loss on non-financial assets	(296)	(500)	5,967
Assets	6,288,898	7,249,666	7,609,185
Other assets - unallocated	6,816	8,857
Liabilities	5,250,978	6,233,499	6,615,595
Other liabilities - unallocated	18,714	17,149
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
profit for the year	63,593	86,053	15,189
Assets	6,282,090	7,240,835	7,592,492
Liabilities	5,232,264	6,216,350	6,601,980
Unallocated amounts [member]
Disclosure of Reporting Segment [Line Items]
Impairment loss on non-financial assets	0	0	(4,051)
Other assets - unallocated	6,808	8,831	16,693
Other liabilities - unallocated	$ 18,714	$ 17,149	$ 13,615